Cover	Apr. 20, 2026
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	LibreMax Asset-Backed Income Fund
Entity Central Index Key	0002074612